Property and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Property and Equipment, Net

9. Property and Equipment, Net

As of June 30, 2026 and December 31, 2025, property and equipment, net, consisted of the following:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Furniture and fixture	$116,856	$117,474
Office equipment	32,178	32,420
Motor vehicle	82,009	82,627
Less: accumulated depreciation	(227,079)	(228,248)
Total property and equipment, net	$3,964	$4,273

Depreciation expenses were $541, $629 and $615 for the six months ended June 30, 2026, 2025 and 2024, respectively.